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1933 Act File No. 333-139501
1940 Act File No. 811-21993

August 22, 2013

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subject:	RevenueShares ETF Trust (the “Trust”) File Nos. 333-139501 and 811-21993

Dear Sir or Madam:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 17/19 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is being filed under Rule 485(b)(1)(iii) for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 15/17 until September 6, 2013.

This Amendment relates to the RevenueShares Emerging Market Fund and RevenueShares Ultra Dividend Fund series of the Trust and not any other series of the Trust.

Questions related to this filing should be directed to my attention at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr.

J. Stephen Feinour, Jr.